Financial Instruments - Summarizes Company's Financial Assets and Liabilities Measured at Fair Value (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	$ 4,702	$ 96
Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	40	228
Derivative financial instruments liability	335	202
Trust assets of labor obligations	1,555	1,426
Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	5,259	131
Derivative financial instruments liability	2,085	5,146
Trust assets of labor obligations	$ 0	$ 0